CONVERTIBLE DEBT - Convertible Debt (Details) - EUR (€) € in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	€ 8,770	€ 7,968
Issuance costs	(596)		€ (596)
Accretion expense	448	1,536
Loss (Gain) on remeasurement of derivative liability	13	47	(13)
Gain on settlement of convertible debt		(595)
Shares issued upon exercise of convertible debt		(2,127)
Repayment of convertible debt		(3,693)
Effect of movement in exchange rates	(641)	(220)	(641)
Ending balance	7,968	2,916	7,968
Convertible Debt
Disclosure of detailed information about borrowings [line items]
Beginning balance	7,287	6,648
Issuance costs	(596)		(596)
Accretion expense	448	1,536
Shares issued upon exercise of convertible debt		(1,841)
Repayment of convertible debt		(3,693)
Effect of movement in exchange rates	(491)	(205)	(491)
Ending balance	6,648	2,445	6,648
Derivative Liability
Disclosure of detailed information about borrowings [line items]
Beginning balance	1,483	1,320
Loss (Gain) on remeasurement of derivative liability	13	47
Gain on settlement of convertible debt		(595)
Shares issued upon exercise of convertible debt		(286)
Effect of movement in exchange rates	(150)	(15)	(150)
Ending balance	€ 1,320	€ 471	€ 1,320